FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Fair value hierarchy (Details) - At fair value [member] - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	R$ 35,999,928	R$ 27,496,594
Liabilities	2,436,072	4,846,795
Level 2 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	17,697,740	12,839,491
Liabilities	2,436,072	4,846,795
Level 3 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	18,302,188	14,657,103
At fair value through profit or loss
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	2,436,072	4,846,795
At fair value through profit or loss | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	2,436,072	4,846,795
At fair value through profit or loss | Level 2 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	2,436,072	4,846,795
At fair value through profit or loss | Level 2 of fair value hierarchy [member] | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	2,436,072	4,846,795
At fair value through profit or loss
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	17,697,740	12,839,491
At fair value through profit or loss | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	4,430,454	4,873,749
At fair value through profit or loss | Marketable securities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	13,267,286	7,965,742
At fair value through profit or loss | Level 2 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	17,697,740	12,839,491
At fair value through profit or loss | Level 2 of fair value hierarchy [member] | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	4,430,454	4,873,749
At fair value through profit or loss | Level 2 of fair value hierarchy [member] | Marketable securities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	13,267,286	7,965,742
At fair value through other comprehensive income
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	23,606	24,917
At fair value through other comprehensive income | Other investments - CelluForce
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	23,606	24,917
At fair value through other comprehensive income | Level 3 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	23,606	24,917
At fair value through other comprehensive income | Level 3 of fair value hierarchy [member] | Other investments - CelluForce
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	23,606	24,917
Amortized cost
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	18,278,582	14,632,186
Amortized cost | Biological assets [member]
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	18,278,582	14,632,186
Amortized cost | Level 3 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	18,278,582	14,632,186
Amortized cost | Level 3 of fair value hierarchy [member] | Biological assets [member]
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	R$ 18,278,582	R$ 14,632,186